Change in significant accounting policy - Classification of heavy equipment tires (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of consolidated statement of operations and comprehensive income
The following tables summarize the effect of the change in accounting policy (note 2(a)(i)) on the Consolidated Balance Sheets as at December 31, 2025, and 2024, and the Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2025, and 2024:

	December 31, 2025			December 31, 2024
	Without change	Effect of change	As reported	As originally reported	Effect of change	As reported
Inventories	$84,607	$(8,947)	$75,660	$74,081	$(5,054)	$69,027
Property, plant and equipment	1,353,797	5,055	1,358,852	1,246,584	5,290	1,251,874
Investments in affiliates and joint ventures	$70,143	$273	$70,416	$84,692	$—	$84,692
Total assets	$1,823,372	$(3,619)	$1,819,753	$1,694,264	$236	$1,694,500

Accrued liabilities	$90,139	$(831)	$89,308	$77,908	$102	$78,010
Total liabilities	1,363,963	(831)	1,363,132	1,305,362	102	1,305,464
Retained earnings	179,251	(2,788)	176,463	156,125	146	156,271
Accumulated other comprehensive income	9,387	—	9,387	(1,090)	(12)	(1,102)
Shareholders' equity	459,409	(2,788)	456,621	388,902	134	389,036
Total liabilities and shareholders' equity	$1,823,372	$(3,619)	$1,819,753	$1,694,264	$236	$1,694,500

	Year ended			Year ended
	December 31, 2025			December 31, 2024
	Without change	Effect of change	As reported	As originally reported	Effect of change	As reported
Cost of sales	$919,726	$(14,951)	$904,775	$789,056	$(18,256)	$770,800
Depreciation	201,773	15,459	217,232	166,683	18,322	185,005
Gross profit	$162,792	$(508)	$162,284	$210,048	$(66)	$209,982
Loss (gain) on disposal of property, plant and equipment	(2,836)	3,658	822	767	—	767
Equity loss (earnings) in affiliates and joint ventures	11,604	(273)	11,331	(15,299)	—	(15,299)
Current income tax expense	8,843	(882)	7,961	(3,280)	10	(3,270)
Net income	$36,845	$(3,011)	$33,834	$44,085	$(76)	$44,009
Other comprehensive income	(10,489)	—	(10,489)	683	12	695
Comprehensive income	$47,334	$(3,011)	$44,323	$43,402	$(88)	$43,314

Basic net income per share	$1.29	$(0.11)	$1.18	$1.65	$(0.01)	$1.64